Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Super America Franchising Company	Dec. 31, 2011 Super America Franchising Company	Dec. 31, 2010 Marathon Earn Out Payment	Dec. 01, 2010 Marathon Earn Out Payment	Dec. 31, 2011 Marathon Margin Support Contract	Dec. 01, 2010 Marathon Margin Support Contract	Dec. 31, 2011 Marathon Margin Support Contract Disputes
Commitments and Contingencies Disclosure [Line Items]
Liabilities for remediation	$ 5.4	$ 4.7	$ 3.5
Period of remediation liabilities	10 years	10 years	10 years
Receivables for recoverable costs	0.3	0.2	0.2
Period for license agreements				10 years	10 years
Business acquisition contingent consideration, maximum payment							125		60
Business acquisition contingent consideration, period						8 years
Business acquisition contingent consideration, date							Dec. 01, 2018
Business acquisition contingent consideration, payment per year									30
Business acquisition contingent consideration payments, adjusted EBITDA									145
Business acquisition contingent consideration, receivable recorded								$ 30.0		$ 12.0